Transactions with non-controlling interests - Chongqing Pengai (Details) - CNY (¥)				12 Months Ended
	Jun. 01, 2019	May 28, 2019	May 27, 2019	Dec. 31, 2020	Dec. 31, 2019
Chongqing Pengai
Carrying amount of non-controlling interests acquired					¥ 867,000
Consideration paid for non-controlling interests					¥ (1,250,000)
Equity interests disposed off (as a percent)		5.00%
Proportion of equity interest held (as a percent)		100.00%	95.00%	100.00%
Nanchang Pengai
Consideration paid for non-controlling interests	¥ (950,000)
Percentage of voting rights acquired	19.00%
Proportion of equity interest held (as a percent)	51.00%			51.00%